Liquidity And Going Concern - Additional information (Detail)	Dec. 31, 2020 USD ($)
Liquidation And Going Concern Disclosure [Abstract]
Operating bank accounts	$ 399,516
Marketable securities held in Trust	318,041,728
Working capital deficit	1,627,973
Taxes payable, current	40,050
Prepaid income taxes	255,364
Deposit in the Trust	$ 1,792,000